BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Ownership percentage	100.00%	100.00%
Income from government grants			$ 490,300
GeniusU Ltd [Member]
IfrsStatementLineItems [Line Items]
Ownership percentage	96.50%	96.50%
Entrepreneur resorts [member]
IfrsStatementLineItems [Line Items]
Ownership percentage	95.40%	95.40%